Cash and Cash Equivalents in Bank Accounts Jurisdictions of Major Financial Institutions (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 62,731	$ 63,997	$ 70,989	$ 55,566
Taiwan
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	59,195	45,098
Hong Kong
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	2,809	4,467
PRC
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	626	6,759
Malaysia
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	100	100
KOREA, REPUBLIC OF
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents		6,260
Singapore
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents		1,105
Thailand
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents		113
Other Countries
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 1	$ 95